Equity Transactions (Details 4) - Stock Option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Exercise Price	$ 3.75	$ 3.75
Option Outstanding	5,600	5,600
Weighted Average Contractual Life	4 years 3 months 18 days	4 years 7 months 6 days
Option Excersiable	5,600	5,600
Exercise Price	$ 6.25	$ 6.25
Option Outstanding	10,400	10,400
Weighted Average Contractual Life	4 years 4 months 24 days	4 years 3 months 18 days
Option Excersiable	10,400	10,400
Exercise Price	$ 7.50	$ 7.50
Option Outstanding	24,800	24,800
Weighted Average Contractual Life	6 years 4 months 24 days	6 years 8 months 12 days
Option Excersiable	24,800	24,800
Exercise Price	$ 8.75	$ 8.75
Option Outstanding	800	800
Weighted Average Contractual Life	4 years	4 years 3 months 18 days
Option Excersiable	800	800
Exercise Price	$ 12.50	$ 12.50
Option Outstanding	4,000	4,000
Weighted Average Contractual Life	3 years 3 months 18 days	3 years 7 months 6 days
Option Excersiable	4,000	4,000
Exercise Price	$ 25.00	$ 25.00
Option Outstanding	1,600	1,600
Weighted Average Contractual Life	3 years	3 years 3 months 18 days
Option Excersiable	1,600	1,600
Exercise Price	$ 26.25	$ 26.25
Option Outstanding	4,400	4,400
Weighted Average Contractual Life	2 years 7 months 6 days	2 years 9 months 18 days
Option Excersiable	4,400	4,400
Exercise Price	$ 27.50	$ 27.50
Option Outstanding	800	800
Weighted Average Contractual Life	2 years 6 months	2 years 8 months 12 days
Option Excersiable	800	800
Exercise Price	$ 28.75	$ 28.75
Option Outstanding	1,600	1,600
Weighted Average Contractual Life	2 years 10 months 24 days	3 years 1 month 6 days
Option Excersiable	1,600	1,600
Exercise Price	$ 31.25	$ 31.25
Option Outstanding	4,000	4,000
Weighted Average Contractual Life	2 years 1 month 6 days	2 years 4 months 24 days
Option Excersiable	4,000	4,000
Exercise Price	$ 12.50	$ 12.50
Option Outstanding	58,000	58,000	41,200	32,000
Weighted Average Contractual Life		5 years 9 months 18 days	5 years 10 months 24 days
Option Excersiable	58,000	58,000